Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)		$ (29,112)		$ 22,798		$ 60,184
Other components of comprehensive income (loss), net of tax:
Change in fair value of derivatives, net of deferred tax	[1],[2]	5,036		158		(3,238)
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax	[3]	(10)	[1]	(130)	[1]	0
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[4]	729	[1]	1,563	[1]	0
Comprehensive income (loss)		$ (23,357)		$ 24,389		$ 56,946

[1]	See Note 11 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax expense was $0.7 million and $0.3 million for the years ended December 31, 2016 and 2015, respectively. The associated deferred tax benefit was $0.6 million for the year ended December 31, 2014.
[3]	The associated deferred tax benefit was $1,000 and $19,000 for the years ended December 31, 2016 and 2015, respectively.
[4]	The associated deferred tax expense was $0.1 million and $0.2 million for the years ended December 31, 2016 and 2015, respectively.